INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets Net
Schedule of Intangible Assets
	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2021	$7,028	$4,920	$5,500	$17,448
Additions	-	-	-	-

Balance on December 31, 2021	7,028	4,920	5,500	17,448

Accumulated Depreciation:

Balance on January 1, 2021	$567	$356	$386	$1,309
Additions	404	253	275	932

Balance on December 31, 2021	971	609	661	2,241

Amortized cost on December 31, 2021	$6,057	$4,311	$4,839	$15,207

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2020	$7,028	$4,920	$5,500	$17,448
Additions	-	-	-	-

Balance on December 31, 2020	7,028	4,920	5,500	17,448

Accumulated Depreciation:

Balance on January 1, 2020	$162	$102	$110	$374
Additions	405	254	276	935

Balance on December 31, 2020	567	356	386	1,309

Amortized cost on December 31, 2020	$6,461	$4,564	$5,114	$16,139